Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Accounting Policies [Abstract]
Fiscal Year End	--04-30	--04-30
Estimated useful life	P5Y	P5Y